Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Summary Of Significant Accounting Policies [Line Items]
Media advertising expense for continuing operations	$ 113	$ 86	$ 81
Shipping and handling costs	249	258	240
Capitalized interest	2	5	10
Accrued reserves excluding amount covered by insurance	$ 32	$ 41
Machinery and Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant, and equipment depreciation, period	3 years
Machinery and Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant, and equipment depreciation, period	25 years
Building and Building Improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant, and equipment depreciation, period	40 years